Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000103967
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.33%	23.43%	4.28%	3.44%
C000103969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000103968
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.66%	26.85%	4.39%	3.11%
C000103972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000103967
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	28.87%	5.19%	3.89%
Without Sales Load [Member] | C000103969
Average Annual Return [Line Items]
Average Annual Return, Percent	11.18%	29.29%	5.45%	4.15%
Without Sales Load [Member] | C000103968
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	27.85%	4.39%	3.11%
Without Sales Load [Member] | C000103972
Average Annual Return [Line Items]
Average Annual Return, Percent	11.17%	29.15%	5.45%	4.15%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	14.16%	26.05%	5.75%	4.02%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	14.16%	26.05%	5.75%	4.02%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	14.16%	26.05%	5.75%	4.02%
MSCI EM Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Average Annual Return, Percent	14.16%	26.05%	5.75%	4.02%